CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Tax-Free Income Fund (1933 Act File No. 33-37971; 1940 Act File No. 811-6223) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI and Class I of Legg Mason Investment Counsel Maryland Tax-Free Income Trust, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement (“Amendment No. 30”), and (b) that Amendment No. 30 was filed electronically.

Dated as of: August 3, 2010	By: /s/ Richard M. Wachterman
Name: Richard M. Wachterman
Title: Assistant Secretary

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